Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0002102972
Registrant Name	FF Global Holdings Ltd
Registration File Number	333-294372
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A